Non-Controlling Interest (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Nov. 30, 2024	Dec. 31, 2023	Mar. 31, 2023	Feb. 01, 2023	Dec. 31, 2022	Feb. 25, 2022
Non-Controlling Interest [Line Items]
Share issued						122		119
Total deficit value				$ 67,766			$ 52,024
Class A Ordinary Shares [Member]
Non-Controlling Interest [Line Items]
Ordinary shares	5,346,823	3,811,823		2,937,921	70,430
Class B Ordinary Shares [Member]
Non-Controlling Interest [Line Items]
Ordinary shares	1,796,934	1,796,934		2,243,776
Scipio [Member] | Class A Ordinary Shares [Member]
Non-Controlling Interest [Line Items]
Ordinary shares			10,000
Scipio [Member] | Class B Ordinary Shares [Member]
Non-Controlling Interest [Line Items]
Ordinary shares			5,850,000
Aptorum Medical Limited [Member] | Minimum [Member]
Non-Controlling Interest [Line Items]
Equity interest percentage								92.00%
Aptorum Medical Limited [Member] | Maximum [Member]
Non-Controlling Interest [Line Items]
Equity interest percentage								91.00%
Clark Cheng [Member] | Minimum [Member]
Non-Controlling Interest [Line Items]
Equity interest percentage						90.00%
Clark Cheng [Member] | Maximum [Member]
Non-Controlling Interest [Line Items]
Equity interest percentage						91.00%